additional statement of cash flow information (Tables)	12 Months Ended
Dec. 31, 2017
additional statement of cash flow information
Schedule of operating activities and investing activities

Years ended December 31 (millions)	Note	2017	2016
Net change in non-cash operating working capital
Accounts receivable		$(70)	$(45)
Inventories		(60)	42
Prepaid expenses		(27)	(20)
Accounts payable and accrued liabilities		126	126
Income and other taxes receivable and payable, net		(90)	(128)
Advance billings and customer deposits		38	(28)
Provisions		(59)	(18)

		$(142)	$(71)

Cash payments for capital assets, excluding spectrum licences
Capital asset additions, excluding spectrum licences
Gross capital expenditures
Property, plant and equipment	17	$(2,486)	$(2,358)
Intangible assets	18	(617)	(629)

		(3,103)	(2,987)
Additions arising from non-monetary transactions		9	19

Capital expenditures		(3,094)	(2,968)
Asset retirement obligations netted (included) in additions		(7)	40

		(3,101)	(2,928)
Other non-cash items included above
Change in associated non-cash investing working capital		(27)	231
Non-cash change in asset retirement obligation		47	(55)

		20	176

		$(3,081)	$(2,752)

Schedule of changes in liabilities arising from financing activities

		Year ended December 31, 2016					Year ended December 31, 2017
		Statement of cash flows		Non-cash changes			Statement of cash flows		Non-cash changes
(millions)	As at January 1, 2016	Issued or received	Redemptions, repayments or payments	Foreign exchange movement (Note 4(i))	Other	As at December 31, 2016	Issued or received	Redemptions, repayments or payments	Foreign exchange movement (Note 4(i))	Other	As at December 31, 2017
Dividends payable to holders of Common Shares	$263	$—	$(1,070)	$—	$1,091	$284	$—	$(1,152)	$—	$1,167	$299
Dividends reinvested in shares from Treasury	—	—	—	—	—	—	—	70	—	(70)	—

	$263	$—	$(1,070)	$—	$1,091	$284	$—	$(1,082)	$—	$1,097	$299

Purchase of Common Shares for cancellation 1	$10	$—	$(179)	$—	$169	$—	$—	$—	$—	$—	$—

Short-term borrowings	$100	$3	$(3)	$—	$—	$100	$—	$—	$—	$—	$100

Long-term debt
TELUS Corporation notes	$11,164	$785	$(600)	$19	$(1)	$11,367	$990	$(700)	$(91)	$(5)	$11,561
TELUS Corporation commercial paper	256	4,568	(4,181)	(30)	—	613	5,295	(4,710)	(58)	—	1,140
TELUS Communications Inc. debentures	618	—	—	—	1	619	—	—	—	1	620
TELUS International (Cda) Inc. credit facility	—	373	(42)	9	(8)	332	82	(56)	(20)	1	339
Derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt — liability (asset)	(14)	4,181	(4,201)	11	43	20	4,710	(4,746)	149	(40)	93

	12,024	9,907	(9,024)	9	35	12,951	11,077	(10,212)	(20)	(43)	13,753
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt	—	(4,181)	4,181	—	—	—	(4,710)	4,710	—	—	—

	$12,024	$5,726	$(4,843)	$9	$35	$12,951	$6,367	$(5,502)	$(20)	$(43)	$13,753

Issue of shares by subsidiary to non-controlling interest
Gross proceeds on share issuance		$302	$—	$—	$(302)	$—	$—	$—	$—	$—	$—
Transaction costs		—	(8)	—	12	4	—	(1)	—	—	3
Income taxes charged directly to contributed surplus 2		—	—	—	47	47	—	—	—	(3)	44

		302	(8)	—	(243)	51	—	(1)	—	(3)	47
To eliminate effect of gross settlement of transaction costs		(8)	8	—	—	—	—	—	—	—	—

		$294	$—	$—	$(243)	$51	$—	$(1)	$—	$(3)	$47

(1)	Normal course issuer bid transactions, including employee benefit plan trust transactions (see Note 28(b)).

(2)	Income taxes charged directly to contributed surplus were comprised of a current income tax charge of $(3) (2016 — $50) and a deferred income tax recovery of $NIL (2016 — $3).